UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 98.4%
Arizona - 74.9%
Arizona Cap Fac Fin Corp. (Arizona St Univ)
Series 00
6.25%, 9/01/32	$2,000	$1,898,780
Arizona COP
AGM Series A
5.00%, 9/01/24	6,000	6,166,980
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,133,140
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,018,970
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	765,503
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009 D
5.00%, 7/01/28	1,000	968,840
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.09%, 2/01/42 (a)	1,150	1,042,222
Arizona St Univ (Arizona State Univ COP Rsch Infra)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,042,620
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	1,941,302
Arizona Tourism & Sports Auth (Arizona Tourism/sports Spl Tax)
NPFGC Series 03A
5.00%, 7/01/25	2,400	2,294,976
Arizona Trnsp Brd Hwy
Series 04B
5.00%, 7/01/24	4,300	4,561,569
Arizona Wtr Infra Fin Auth (Arizona SRF)
Series 06A
5.00%, 10/01/24	4,000	4,282,600
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	405	338,378
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,177,848
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,107	1,112,524
Estrella Mtn CFD AZ Golf Vlg
Series 01A
7.875%, 7/01/25	2,315	2,333,937

	Principal Amount (000)	U.S. $ Value
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	2,315	2,328,751
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	3,160	2,801,877
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,655,840
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,373,741
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	475	462,731
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	1,775	1,777,361
Maricopa Cnty AZ IDA SFMR
Series 01
5.63%, 3/01/33	205	205,322
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,096,122
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,201,940
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	1,005,230
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac)
AMBAC Series 04
5.125%, 9/01/21-9/01/24	7,140	7,272,636
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,220,882
Series 2010A
5.00%, 7/01/31	2,000	2,015,820
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	5,657,905
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall)
AMBAC
5.00%, 9/15/25	5,935	5,869,240
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	1,000	907,800
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,391,820
Pima Cnty AZ IDA MFHR

	Principal Amount (000)	U.S. $ Value
Series 99
7.00%, 12/20/31 (Pre-refunded/ETM)	1,290	1,367,387
Pima Cnty AZ Swr
AGM
5.00%, 7/01/25	2,000	2,094,320
Pinal Cnty AZ COP
Series 04
5.00%, 12/01/24	2,000	2,017,940
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,303,008
Queen Creek AZ ID #1
5.00%, 1/01/26	600	565,158
Salt River Proj Agric Impt & Pwr Dist AZ
Series A
5.00%, 1/01/29	3,400	3,604,510
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,151,130
Series 2007
5.00%, 12/01/37	1,000	891,490
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,510,665
AGM
5.00%, 9/01/35	1,500	1,454,895
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	855	845,073
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,650	1,466,206
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	1,268	1,227,880
Tempe AZ Excise Tax
5.00%, 7/01/24	1,035	1,095,848
Tolleson AZ IDA MFHR (Copper Cove Apts)
Series 01A
5.50%, 11/20/41	5,825	5,841,834
Tucson & Pima Cnty AZ IDA SFMR
Series 01A-1
6.35%, 1/01/34	440	463,100
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,251,742
Tucson AZ COP
NPFGC Series 04A
5.00%, 7/01/23-7/01/24	6,100	6,237,848
Tucson AZ IDA (Univ Of AZ/marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	962,230

		126,677,471

	Principal Amount (000)	U.S. $ Value
California - 2.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	800	919,632
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,274,797
Series 2008A
5.375%, 8/15/20	740	786,383

		3,980,812

District of Columbia - 1.3%
District of Columbia Tax Incr
5.25%, 12/01/26	2,040	2,257,178

Florida - 0.7%
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	925	932,650
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	465	153,450
Series 02B
6.625%, 5/01/33 (b)(c)	200	66,000

		1,152,100

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	305	313,732

Puerto Rico - 17.1%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,194,820
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	6,400	6,584,990
Puerto Rico GO
5.25%, 7/01/23	575	580,261
Series 01A
5.50%, 7/01/19	500	533,230
Series 03A
5.25%, 7/01/23	500	501,490
FGIC Series 02A
5.00%, 7/01/32 (Pre-refunded/ETM)	1,500	1,571,505
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	531,600
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	3,015	3,325,635
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,931,574
5.125%, 12/01/27	385	395,842
Puerto Rico Hwy & Trnsp Auth
AGM

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/32 (Pre-refunded/ETM)	1,385	1,451,023
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AGM Series 2002D
5.00%, 7/01/32	2,015	1,914,512
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,518,945
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,905,178

		28,940,605

Texas - 1.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	840	889,896
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	446,452
Texas Turnpike Auth (Central Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,750,070

		3,086,418

Total Investments - 98.4% (cost $166,594,286) (d)		166,408,316
Other assets less liabilities - 1.6%		2,758,531

Net Assets - 100.0%		$169,166,847

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$36,236
Merrill Lynch	1,000	8/9/26	4.063%		SIFMA	*	(130,523)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,617,555 and gross unrealized depreciation of investments was $(2,803,525), resulting in net unrealized depreciation of $(185,970).

As of June 30, 2011, the Portfolio held 45.9% of net assets in insured bonds (of this amount 3.9% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$166,408,316	$—	$166,408,316

Total Investments in Securities	—	166,408,316	—	166,408,316
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	—	36,236	36,236
Liabilities
Interest Rate Swap Contracts	—	—	(130,523)	(130,523)

Total	$—	$166,408,316	$(94,287)	$166,314,029

* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	(94,287)	(94,287)
Transfers out of Level 3	—	—

Balance as of 6/30/11	$(94,287)	$(94,287)

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.7%
Long-Term Municipal Bonds - 99.7%
Massachusetts - 76.6%
Boston MA GO
Series 2011A
5.00%, 4/01/21	$5,330	$6,313,012
Boston MA Wtr & Swr Comm
5.00%, 11/01/26	2,000	2,162,340
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,360,860
Braintree MA GO
Series 2009
5.00%, 5/15/25	2,550	2,757,876
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,403,270
Massachusetts Bay Transp Auth
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	2,000	2,268,440
Massachusetts Bay Transp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
5.00%, 7/01/28	1,025	1,102,531
Series B
5.00%, 7/01/29	645	689,266
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,525,875
Massachusetts Dev Fin Agy (Boston College)
5.00%, 7/01/31	3,250	3,383,640
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,373,524
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,421,123
Series O-2
5.00%, 10/01/28	3,500	3,609,375
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,083,398
Massachusetts Dev Fin Agy (Massachusetts Clg Of Pharmacy)
AGC Series 05D
5.00%, 7/01/24	3,500	3,603,075
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	6,785,850
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26 (a)	1,710	1,854,461
Series 2011A
5.00%, 6/01/27-6/01/28 (a)	3,225	3,462,995
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,220,367
Massachusetts GO

	Principal Amount (000)	U.S. $ Value
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	3,075	3,271,462
Series 2008A
5.00%, 9/01/28	2,800	2,990,484
AGM Series 05A
5.00%, 3/01/17	5,000	5,608,300
AMBAC INS
5.00%, 5/01/23	2,635	2,811,176
Massachusetts Hlth & Ed Facs Auth
6.00%, 7/01/31 (Pre-refunded/ETM)	545	565,601
FGIC
5.00%, 5/15/25 (Pre-refunded/ETM)	80	83,206
Massachusetts Hlth & Ed Facs Auth (Berklee College Of Music)
Series 2007A
5.00%, 10/01/32	5,000	4,922,450
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	3,893,240
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,315,248
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
5.375%, 7/01/25	3,000	3,007,770
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys)
6.00%, 7/01/31	1,955	1,969,741
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,282,320
Series 2010A
5.00%, 12/15/30	5,000	5,403,450
Series A
5.00%, 12/15/27	2,150	2,370,698
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	936,509
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	7,490,730
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,179,838
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
5.00%, 10/01/28	2,025	2,094,498
Series 2010A
5.00%, 10/01/29	5,000	5,137,400
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,051,960
5.25%, 7/01/29	2,500	2,600,800
5.75%, 7/01/32	165	166,744

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	4,095,074
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
6.00%, 7/01/24	2,000	2,096,800
Massachusetts Hlth & Ed Facs Auth (Williams College)
Series 2007
5.00%, 7/01/31	5,360	5,570,594
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	2,500	2,184,750
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,050,885
5.375%, 6/01/27	3,060	3,299,996
Massachusetts Port Auth
Series 2010B
5.00%, 7/01/34	2,750	2,799,802
Massachusetts Port Auth (US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	1,801,000
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
NPFGC Series 05A
5.00%, 8/15/19	7,000	7,774,480
Massachusetts Spl Obl (Massachusetts Gas Tax)
Series 2005A
5.439%, 6/01/20 (b)	2,000	1,960,360
AGM Series 2005A
5.00%, 6/01/23	1,500	1,599,975
Massachusetts Wtr Poll Abatmnt
5.00%, 8/01/20-8/01/24	3,125	3,451,880
5.00%, 8/01/24 (Pre-refunded/ETM)	4,875	5,518,402
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/25	3,000	3,325,020
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	6,755	7,350,131
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	6,000	6,263,700
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,305,580
Univ of Massachusetts Bldg Auth (Univ Of Massachusetts Lease)
5.00%, 5/01/26-5/01/27	6,000	6,206,999

		209,190,331

Arizona - 1.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	345	288,247

	Principal Amount (000)	U.S. $ Value
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,035,776
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	588,383
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,124,092

		3,036,498

California - 2.0%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	795	913,884
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,113,647
Series 2008A
5.50%, 8/15/23	360	373,252
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	2,998,296

		5,399,079

District of Columbia - 3.4%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	5,300	5,415,646
District of Columbia Tax Incr
5.25%, 12/01/26	3,575	3,955,595

		9,371,241

Florida - 0.7%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,750	1,733,638
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	365	120,450
Series 02B
6.625%, 5/01/33 (c)(d)	155	51,150

		1,905,238

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	479,990

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	306,415

	Principal Amount (000)	U.S. $ Value
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	378	360,695
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	325	331,295

		998,405

Nevada - 0.6%
Clark Cnty NV SID #142 (Clark Cnty NV SID#142 Mtns Edg)
Series 03
6.10%, 8/01/18	930	958,188
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	646,158

		1,604,346

New York - 1.4%
New York NY GO
Series 06
5.00%, 6/01/22	1,085	1,172,939
Series 2007
5.00%, 1/01/23	2,600	2,807,948

		3,980,887

Ohio - 1.5%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,721,273
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	395	406,309

		4,127,582

Puerto Rico - 9.3%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	905,556
Series 08WW
5.375%, 7/01/23	2,065	2,122,428
Series 2010 ZZ
5.25%, 7/01/24	3,000	3,060,270
XLCA Series 02-1
5.25%, 7/01/22 (Pre-refunded/ETM)	3,200	3,390,720
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,230
Series 06A
5.25%, 7/01/22	500	505,890
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	531,600
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	1,045	1,152,666
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	712,827

	Principal Amount (000)	U.S. $ Value
5.125%, 12/01/27	1,965	2,020,334
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	4,225	4,456,319
FGIC Series 03G
5.25%, 7/01/14	4,410	4,651,447
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	277,090
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,040,519

		25,360,896

Texas - 1.7%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,990	3,086,428
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,154,746
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	579,324

		4,820,498

Washington - 0.5%
Washington St GO
AGM
5.00%, 7/01/28	1,245	1,305,881

Wisconsin - 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (e)	750	777,510

Total Municipal Obligations (cost $267,304,704)		272,358,382

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (f) (cost $1,149,614)	1,149,614	1,149,614

U.S. $ Value
Total Investments - 100.1% (cost $268,454,318) (g)	$273,507,996
Other assets less liabilities - (0.1)%	(305,152)

Net Assets - 100.0%	$273,202,844

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$899,068
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	686,581

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of June 30, 2011.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of this security amounted to $777,510 or 0.3% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,969,415 and gross unrealized depreciation of investments was $(2,915,737), resulting in net unrealized appreciation of $5,053,678.

As of June 30, 2011, the Portfolio held 19.3% of net assets in insured bonds (of this amount 6.6% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN	-	Radian Asset Assurance Inc.
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$272,358,382	$—	$272,358,382
Short-Term Investments	1,149,614	—	—	1,149,614

Total Investments in Securities	1,149,614	272,358,382	—	273,507,996
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	—	1,585,649	1,585,649
Liabilities	—	—	—	—

Total	$1,149,614	$272,358,382	$1,585,649	$275,093,645

* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	1,585,649	1,585,649
Transfers out of Level 3	—	—

Balance as of 6/30/11	$1,585,649	$1,585,649

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.8%
Michigan - 63.1%
Allen Park MI Pub SD GO
Series 03
5.00%, 5/01/16 (Pre-refunded/ETM)	$2,635	$2,855,497
5.00%, 5/01/17 (Pre-refunded/ETM)	2,300	2,492,464
5.00%, 5/01/18 (Pre-refunded/ETM)	1,000	1,083,680
5.00%, 5/01/22 (Pre-refunded/ETM)	2,695	2,920,518
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/28 (Pre-refunded/ETM)	1,835	1,988,553
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	2,019,160
AMBAC Series 04A-1
5.25%, 4/01/22	1,330	1,118,796
Detroit MI SD GO
AGM Series 01A
5.125%, 5/01/31 (Pre-refunded/ETM)	2,900	3,015,159
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,909,034
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	4,500	4,684,185
Lansing MI Brd Wtr & Lt
AGM Series 03A
5.00%, 7/01/25	2,200	2,251,722
Michigan Federal Hwy Grant
AGM
5.25%, 9/15/26	3,500	3,688,580
Michigan HDA MFHR (Danbury Manor Apts)
Series 02A
5.30%, 6/01/35	2,490	2,407,133
Michigan HDA MFHR (Michigan HDA)
Series 02A
5.50%, 10/20/43	1,950	1,953,315
AMBAC Series 97A
6.10%, 10/01/33	1,280	1,280,218
Michigan Hgr Ed Fac Auth (Hope College)
Series 02A
5.90%, 4/01/32	1,465	1,468,809
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog)
AMBAC Series 17G
5.20%, 9/01/20	3,500	3,507,105
Michigan Hosp Fin Auth
5.00%, 5/15/25 (Pre-refunded/ETM)	415	474,955
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr)
Series 02A
5.625%, 3/01/27	1,250	1,217,562

	Principal Amount (000)	U.S. $ Value
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	1,600	1,515,376
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	1,000	998,840
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	3,000	2,850,810
Michigan Strategic Fund (Friendship Associates)
Series 02 A
5.20%, 12/20/22	3,000	3,095,730
Michigan Trunk Line Spl Tax
AGM Series 01A
5.25%, 11/01/30 (Pre-refunded/ETM)	1,500	1,524,075
North Muskegon SD MI GO
Series 03
5.25%, 5/01/28 (Pre-refunded/ETM)	1,500	1,632,315
Olivet Comnty Schs MI GO
Series 02
5.125%, 5/01/28 (Pre-refunded/ETM)	1,065	1,133,490
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	1,008,724
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
5.00%, 7/01/30	500	457,910
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,458,236

		60,011,951

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	215	179,632

California - 1.7%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	430	494,302
California Hlth Fac Fin Auth (Sutter Health)
Series 00A
6.25%, 8/15/35	1,100	1,101,848

		1,596,150

District of Columbia - 2.6%
District of Columbia Tax Incr
5.25%, 12/01/26	2,230	2,467,406

Florida - 3.7%
Crossings at Fleming Is CDD FL

	Principal Amount (000)	U.S. $ Value
Series 00C
7.10%, 5/01/30	1,835	1,817,843
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	915	922,567
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(b)	245	80,850
Series 02B
6.625%, 5/01/33 (a)(b)	105	34,650
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	715	693,278

		3,549,188

Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	491	384,075
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	377	359,741
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	140	142,712

		886,528

Nevada - 0.7%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	646,158

New York - 2.7%
New York NY GO
Series 06
5.00%, 6/01/22	680	735,114
Series 2007
5.00%, 1/01/23	1,700	1,835,966

		2,571,080

Ohio - 2.5%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,211,192
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	170	174,867

		2,386,059

Puerto Rico - 19.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,065,360
Series 08WW
5.375%, 7/01/23	1,120	1,151,147
Puerto Rico GO
Series 06A

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/22	500	505,890
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	1,945	2,145,393
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,265,155
5.125%, 12/01/27	145	149,083
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01B
5.50%, 12/01/23	1,750	1,750,858
Series 01C
5.30%, 12/01/28	1,565	1,564,937
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,037,890
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	277,090
Puerto Rico Pub Fin Corp.
NPFGC Series 01A
5.00%, 8/01/31 (Pre-refunded/ETM)	2,875	2,884,373
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	3,000	3,112,590

		18,909,766

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	497,918
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	249,800

		747,718

Total Investments - 98.8% (cost $92,285,187) (c)		93,951,636
Other assets less liabilities - 1.2%		1,111,887

Net Assets - 100.0%		$95,063,523

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$834,667

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.

(b)	Security is in default and is non-income producing.
(c)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,737,409 and gross unrealized depreciation of investments was $(1,070,960), resulting in net unrealized appreciation of $1,666,449.

As of June 30, 2011, the Portfolio held 34.5% of net assets in insured bonds (of this amount 22.6% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$93,951,636	$—	$93,951,636

Total Investments in Securities	—	93,951,636	—	93,951,636
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	—	834,667	834,667
Liabilities	—	—	—	—

Total	$—	$93,951,636	$834,667	$94,786,303

*  Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	834,667	834,667
Transfers out of Level 3	—	—

Balance as of 6/30/11	$834,667	$834,667

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 99.5%
Minnesota - 99.5%
Bemidji MN Hlth Care Fac (North Country Hlth Svc)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,364,670
Cass Lake MN ISD #115 GO
NPFGC-RE
5.00%, 2/01/26 (Pre-refunded/ETM)	1,760	1,861,957
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,037,540
Cottage Grove MN Sr Hsg (Phs Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	675	587,743
Farmington MN ISD #192 GO (Farmington MN ISD)
AGM Series 05B
5.00%, 2/01/24	3,875	4,104,400
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/23	3,475	3,748,274
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	659,126
Metropolitan Council MN GO
5.00%, 3/01/22	5,000	5,413,000
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,135,754
Minneapolis MN Common Bond Fd
Series 20102A
6.25%, 12/01/30	1,000	1,072,640
Minneapolis MN GO
NPFGC Series 02
5.25%, 12/01/26	2,000	2,073,340
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	969,780
Minneapolis MN MFHR (Bottineau Commons Apts)
Series 02
5.45%, 4/20/43	2,000	2,000,120
Minneapolis MN MFHR (Sumner Field Apts)
Series 02
5.60%, 11/20/43	2,505	2,510,386
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,018,790
Series 2010A
5.00%, 8/15/30	1,000	1,009,550
Series D
5.25%, 8/15/25	500	536,635

	Principal Amount (000)	U.S. $ Value
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
5.00%, 1/01/30	1,250	1,302,625
Series 2009A
5.00%, 1/01/21	2,020	2,223,616
NPFGC Series 03A
5.00%, 1/01/28	1,500	1,505,310
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	1,970	2,254,271
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,079,560
Minnesota Agr & Econ Dev Brd (Evangelical Luth Good Sam Soc)
Series 02
6.00%, 2/01/22-2/01/27	2,880	2,921,835
Minnesota GO
5.00%, 8/01/19-6/01/21	4,000	4,572,980
Minnesota HFA SFMR (Minnesota HFA)
Series 96F
6.30%, 1/01/28	215	215,112
Series 98H
6.05%, 7/01/31	1,000	1,008,440
Minnesota Hgr Ed Fac Auth (Carleton College)
Series D
5.00%, 3/01/30	2,000	2,122,500
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	2,854,623
Minnesota Hgr Ed Fac Auth (St. Catherine College)
5.375%, 10/01/32	1,000	957,800
Minnesota Hgr Ed Fac Auth (St. Olaf College)
2010 7-F
5.00%, 10/01/20	700	786,786
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	953,270
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,029,090
5.25%, 10/01/34	1,000	1,012,960
Series 2009
5.00%, 10/01/29	1,000	1,032,640
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,192,690
Series 04A
5.25%, 10/01/24	500	520,770
Minnesota Pub Fac Auth
Series 2007 A
5.00%, 3/01/20 (Pre-refunded/ETM)	3,900	4,623,138

	Principal Amount (000)	U.S. $ Value
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,616,566
No St Paul Maplewd MN ISD #622
AGM
5.00%, 8/01/20	3,425	3,762,808
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
5.00%, 1/01/23-1/01/24	4,135	4,460,683
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	3,350	3,548,320
Rochester MN Hlth Care Fac (Mayo Clinic)
Series D
5.00%, 11/15/38	1,000	1,028,040
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	592,224
Shoreview MN MFHR (Lexington Apts)
Series 01A
5.55%, 8/20/42	1,445	1,445,954
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,503,585
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,164,064
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	1,897,171
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp)
5.00%, 2/01/21	500	505,745
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,225,968
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	4,003,978
St. Paul MN Port Auth Lease (St. Paul MN Port Lease Off Bldg)
Series 02
5.25%, 12/01/27	1,725	1,762,105
Series 03
5.00%, 12/01/23	1,000	1,047,660
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	2,921,192
Western MN Mun Pwr Agy
AGM

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/17	700	781,207
NPFGC Series 03A
5.00%, 1/01/26-1/01/30	3,100	3,128,653
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	999,970
Willmar MN GO (Rice Memorial Hosp)
AGM Series 02
5.00%, 2/01/32	2,000	2,013,120

Total Investments - 99.5% (cost $104,616,435) (a)		106,682,734
Other assets less liabilities - 0.5%		539,583

Net Assets - 100.0%		$107,222,317

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$440,522

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,651,925 and gross unrealized depreciation of investments was $(585,626), resulting in net unrealized appreciation of $2,066,299.

As of June 30, 2011, the Fund held 26.5% of net assets in insured bonds (of this amount 6.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$106,682,734	$—	$106,682,734

Total Investments in Securities	—	106,682,734	—	106,682,734
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	—	440,522	440,522
Liabilities	—	—	—	—

Total	$—	$106,682,734	$440,522	$107,123,256

*  Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	440,522	440,522
Transfers out of Level 3	—	—

Balance as of 6/30/11	$440,522	$440,522

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 97.2%
New Jersey - 66.4%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
5.00%, 12/15/17	$2,755	$3,237,621
Bergen Cnty NJ Impt Auth (Wyckoff Twnj NJ Brd Ed GO)
Series 05
5.00%, 4/01/25	1,555	1,635,938
Higher Ed Student Assist NJ
NPFGC Series 00A
6.15%, 6/01/19	705	705,656
Landis NJ Swr Auth
NPFGC-RE Series 93
9.642%, 9/19/19 (a)	2,400	2,821,104
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	750,442
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	1,290	1,213,026
New Jersey Ed Fac Auth
5.00%, 7/01/23 (Pre-refunded/ETM)	280	324,254
AMBAC Series 01D
5.00%, 7/01/31 (Pre-refunded/ETM)	1,000	1,000,000
AMBAC Series 02A
5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,640,500
FGIC Series 04E
5.00%, 7/01/28 (Pre-refunded/ETM)	1,000	1,123,680
New Jersey Ed Fac Auth (New Jersey Inst of Technology)
Series 2010H
5.00%, 7/01/31	700	695,618
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,501,100
New Jersey Ed Fac Auth (Princeton Univ)
5.00%, 7/01/23	3,200	3,453,728
New Jersey Ed Fac Auth (Richard Stockton College)
5.50%, 7/01/23	4,500	4,870,800
New Jersey EDA
Series 04-I
5.25%, 9/01/24 (Pre-refunded/ETM)	2,510	2,869,708
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	4,500	4,653,540
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	999,580
Series 02

	Principal Amount (000)	U.S. $ Value
5.25%, 6/01/24	540	537,970
New Jersey EDA (New Jersey Lease Liberty St Pk)
Series A
5.00%, 3/01/24	1,500	1,519,965
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	3,300	3,390,156
AGM
5.00%, 9/01/22	3,540	3,672,538
New Jersey EDA (NUI Corp.)
ACA Series 98A
5.25%, 11/01/33	2,200	2,037,178
New Jersey Hlth Care Fac Fin Auth
5.75%, 7/01/25 (Pre-refunded/ETM)	900	948,357
RADIAN Series 04A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,415,306
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 08
5.125%, 7/01/22	1,000	1,034,680
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr)
5.75%, 7/01/25	975	992,657
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital)
RADIAN Series 02
5.125%, 7/01/32	5,250	4,127,287
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	1,806,218
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	1,864,758
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,055,470
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys)
Series 01
5.625%, 7/01/31	2,700	2,663,334
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,503,975
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp)
RADIAN Series 01
5.125%, 7/01/31	4,500	3,959,370
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy)
AGM Series 00A1
6.35%, 11/01/31	2,000	2,001,080
New Jersey Trnsp Trust Fd Auth
Series 03C

	Principal Amount (000)	U.S. $ Value
5.50%, 6/15/24 (Pre-refunded/ETM)	2,250	2,472,187
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/18	3,400	3,690,564
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,324,000
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/21 (Pre-refunded/ETM)	2,380	2,649,559
5.25%, 1/01/22 (Pre-refunded/ETM)	1,200	1,335,912
North Hudson Swr Auth NJ
NPFGC Series 01A
Zero Coupon, 8/01/24	12,340	5,845,088
Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,055,520
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas)
Series 01A
5.75%, 4/01/31	1,500	1,503,225
South Jersey Port Corp. NJ
5.20%, 1/01/23	1,000	1,002,300
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 03A
5.25%, 8/15/23	2,885	2,955,913

		101,860,862

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	310	259,005

California - 1.1%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,229,762
Series 2008A
5.50%, 8/15/23	400	414,724

		1,644,486

District of Columbia - 2.2%
District of Columbia Tax Incr
5.25%, 12/01/26	3,070	3,396,832

Florida - 3.2%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,500	2,476,625
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	905	912,484
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	360	118,800
Series 02B

	Principal Amount (000)	U.S. $ Value
6.625%, 5/01/33 (b)(c)	150	49,500
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	180	170,368
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,190	1,153,848

		4,881,625

Guam - 0.3%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	504,745

Illinois - 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	528	503,828

New York - 7.3%
New York NY GO
Series 06
5.00%, 6/01/22	950	1,026,998
Port Authority of NY & NJ
NPFGC-RE Series 02
5.25%, 5/15/37	2,500	2,535,925
Port Authority of NY & NJ (Delta Airlines, Inc.)
NPFGC Series 97-6
5.75%, 12/01/22	7,675	7,674,923

		11,237,846

Ohio - 2.4%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,235,890
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	425,270

		3,661,160

Pennsylvania - 4.8%
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/28-1/01/29	5,530	5,650,114
Delaware River JT Toll Brdg Commn PA
Series 03
5.00%, 7/01/28	1,625	1,639,332

		7,289,446

Puerto Rico - 6.8%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	958,824
Series 08WW
5.375%, 7/01/23	2,165	2,225,209

	Principal Amount (000)	U.S. $ Value
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,230
Series 04A
5.25%, 7/01/19	710	725,513
Series 06A
5.25%, 7/01/22	500	505,890
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	2,355	2,597,635
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,364,077
5.125%, 12/01/27	305	313,589
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,269,740

		10,493,707

Texas - 2.2%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	905	905,172
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,450	2,529,013

		3,434,185

Total Municipal Obligations (cost $147,773,477)		149,167,727

	Shares
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (d) (cost $1,882,205)	1,882,205	1,882,205
Total Investments - 98.4% (cost $149,655,682) (e)		151,049,932
Other assets less liabilities - 1.6%		2,404,385

Net Assets - 100.0%		$153,454,317

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$395,638

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of June 30, 2011.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,741,420 and gross unrealized depreciation of investments was $(3,347,170), resulting in net unrealized appreciation of $1,394,250.

As of June 30, 2011, the Fund held 37.1% of net assets in insured bonds (of this amount 19.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$149,167,727	$—	$149,167,727
Short-Term Investments	1,882,205	—	—	1,882,205
Total Investments in Securities	1,882,205	149,167,727	—	151,049,932
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	—	395,638	395,638
Liabilities	—	—	—	—

Total	$1,882,205	$149,167,727	$395,638	$151,445,570

*  Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	395,638	395,638
Transfers out of Level 3	—	—

Balance as of 6/30/11	$395,638	$395,638

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
Ohio - 82.1%
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	$2,350	$2,394,297
Brookville OH Local SD GO
AGM Series 03
5.00%, 12/01/26 (Pre-refunded/ETM)	2,000	2,213,660
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,246,757
Central OH Solid Wst Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,152,155
Cincinnati OH Tech College
AMBAC Series 02
5.00%, 10/01/28	5,000	4,665,400
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	4,000	3,979,240
Cleveland OH GO
AMBAC Series 04
5.25%, 12/01/24 (Pre-refunded/ETM)	1,200	1,379,772
NPFGC Series 02
5.25%, 12/01/27 (Pre-refunded/ETM)	4,380	4,682,614
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,338,806
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,696,050
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,696,575
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	425,270
Columbus OH SD GO
FGIC Series 03
5.00%, 12/01/24 (Pre-refunded/ETM)	2,500	2,715,775
5.00%, 12/01/25 (Pre-refunded/ETM)	2,230	2,422,471
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	3,200	3,487,232
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,846,133
Cuyahoga Cnty OH MFHR (Longwood Apts)
Series 01
5.60%, 1/20/43	3,620	3,631,620
Cuyahoga Cnty OH Port Auth (University Square Proj)

	Principal Amount (000)	U.S. $ Value
Series 01
7.35%, 12/01/31	2,000	2,011,980
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,658,434
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,281,088
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/19	1,340	1,451,783
Dublin OH SD GO
AGM Series 03
5.00%, 12/01/22	1,500	1,601,385
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
Series 2002A
5.625%, 8/15/32	2,745	2,548,211
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/24	1,000	930,430
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	778,262
5.80%, 5/20/44	1,150	1,165,974
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax)
NPFGC Series 04
5.00%, 12/01/24	1,350	1,417,487
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,378,239
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	2,660	2,660,080
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,022,700
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	270	277,730
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/22 (Pre-refunded/ETM)	1,295	1,478,152
5.00%, 12/01/23 (Pre-refunded/ETM)	1,370	1,563,759
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,046,950
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
AGM Series 05A
5.00%, 4/01/24	1,500	1,579,155
NPFGC Series 04A
5.00%, 4/01/22	2,975	3,146,122
Ohio GO

	Principal Amount (000)	U.S. $ Value
5.00%, 9/15/22	3,085	3,566,044
Series 04A
5.00%, 6/15/22	3,000	3,199,080
Ohio HFA SFMR (Ohio HFA)
Series 02
5.375%, 9/01/33	995	1,002,035
Series 02-A3
5.50%, 9/01/34	255	255,882
Ohio Hgr Edl Fac Commn (Oberlin College)
Series 2003
5.00%, 10/01/33	5,000	5,058,650
Ohio Higher Edl Fac Commn (Denison Univ)
Series 04
5.00%, 11/01/21-11/01/24	3,440	3,607,023
Ohio St Higher Edl Fac Rev (Univ of Dayton OH)
5.375%, 12/01/30	750	768,593
Ohio Swr & Solid Wst Fac (Anheuser-Busch Cos., Inc.)
Series 01
5.50%, 11/01/35	3,000	2,999,760
Ohio Univ
NPFGC Series 04
5.00%, 12/01/22	1,950	2,033,284
Ohio Wtr Dev Auth (Anheuser-Busch Cos., Inc.)
Series 99
6.00%, 8/01/38	2,250	2,250,472
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series A
6.00%, 12/01/22	1,785	1,510,378
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/24 (Pre-refunded/ETM)	1,600	1,770,928
Riversouth Auth OH
Series 04A
5.25%, 12/01/21-12/01/22	2,000	2,118,430
Series 05A
5.00%, 12/01/24	3,590	3,751,155
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/23	2,940	3,018,821
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,651,400
Toledo-Lucas Cnty OH Port Auth (Crocker Park Proj)
Series 03
5.375%, 12/01/35	2,000	1,626,180
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,413,955

	Principal Amount (000)	U.S. $ Value
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,555,377
Youngstown OH GO
AGM
5.00%, 12/01/25	2,155	2,243,032

		124,372,227

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	300	250,650

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	600	689,724
California GO
5.25%, 4/01/29	5	5,091

		694,815

District of Columbia - 2.0%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	3,000	3,065,460

Florida - 2.3%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	200	200,582
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,981,300
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	885	892,319
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(b)	340	112,200
Series 02B
6.625%, 5/01/33 (a)(b)	150	49,500
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	265	250,820

		3,486,721

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	479,990

Illinois - 1.0%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)

	Principal Amount (000)	U.S. $ Value
Series 03
6.625%, 3/01/33	949	742,336
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	542	517,187
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	215	219,165

		1,478,688

Puerto Rico - 9.2%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18-7/01/19	6,370	6,536,234
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,622,573
5.375%, 7/01/24	1,030	1,052,536
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,230
Series 06A
5.25%, 7/01/22	500	505,890
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	531,600
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	385,560
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	375	377,850
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,340,982

		13,886,455

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	783,956
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	393,303

		1,177,259

Total Municipal Obligations (cost $147,038,290)		148,892,265

	Shares
SHORT-TERM INVESTMENT - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (c) (cost $1,172,834)	1,172,834	1,172,834

U.S. $ Value
Total Investments - 99.0% (cost $148,211,124) (d)	150,065,099
Other assets less liabilities - 1.0%	1,442,111

Net Assets - 100.0%	$151,507,210

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$453,108

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,986,749 and gross unrealized depreciation of investments was $(2,132,774), resulting in net unrealized appreciation of $1,853,975.

As of June 30, 2011, the Fund held 48.9% of net assets in insured bonds (of this amount 24.6% represents the Fund’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$148,892,265	$—	$148,892,265
Short-Term Investment	1,172,834	—	—	1,172,834

Total Investments in Securities	1,172,834	148,892,265	—	150,065,099
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	453,108	—	453,108
Liabilities	—	—	—	—

Total	$1,172,834	$149,345,373	$—	$150,518,207

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
Pennsylvania - 82.4%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,136,935
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	200	166,482
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	460,205
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,331,490
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	7,490	7,679,871
Bethel Park PA SD GO
5.00%, 8/01/29	2,600	2,783,300
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/26 (Pre-refunded/ETM)	1,625	1,782,398
Coatesville PA SD GO
AGM
5.00%, 8/01/23	6,500	6,900,985
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	269,064
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,437,681
Delaware Cnty PA Hgr Ed Auth (Eastern College)
Series 99
5.625%, 10/01/28	2,500	2,428,625
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/29	4,470	4,547,286
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/22	1,330	1,385,434
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	4,400	4,336,156
Lycoming Cnty PA Auth (College Of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	2,091,060
Mckean Cnty PA Hosp Auth (Bradford Hospital)
ACA
5.00%, 10/01/17	1,205	1,098,394
Meadville PA GO
XLCA
5.00%, 10/01/25	3,080	3,168,488

	Principal Amount (000)	U.S. $ Value
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	3,000	2,897,220
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	740	771,413
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	949,499
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	2,085	1,961,526
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 01A
6.375%, 11/01/41	3,000	3,013,050
Pennsylvania Hgr Ed Fac Auth (Dickinson College)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	999,930
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,522,386
Series 2010
5.00%, 3/01/28	1,390	1,441,291
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,126,400
Pennsylvania IDA (Pennsylvania SRF)
Series 08A
5.50%, 7/01/23	1,060	1,146,008
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,421,560
Pennsylvania Turnpike Comm
Zero Coupon, 12/01/30	3,500	2,718,275
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	1,923,820
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (a)	350	284,351
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.66%, 4/26/14 (b)	2,000	1,962,240
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,740,723
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,207,480

	Principal Amount (000)	U.S. $ Value
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,080,407
Pittsburgh PA GO
AGM Series 06C
5.25%, 9/01/17	5,000	5,465,750
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,543,309
Pittsburgh PA Ur Redev Auth SFMR
Series 97A
6.25%, 10/01/28	745	745,365
Potter Cnty PA Hosp Auth (Charles Cole Memorial Hospital)
RADIAN Series 96
6.05%, 8/01/24	2,340	2,157,129
South Central Gen Auth PA (Hanover Hospital)
RADIAN
5.00%, 12/01/25	1,570	1,418,511
State Pub Sch Bldg Auth PA
AGM Series 03
5.25%, 6/01/26 (Pre-refunded/ETM)	5,000	5,455,200
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,076,962
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	3,235	2,474,290
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,548,350
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	515,467

		104,571,766

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	265	221,408

California - 0.5%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	520	597,761

District of Columbia - 2.3%
District of Columbia Tax Incr

	Principal Amount (000)	U.S. $ Value
5.25%, 12/01/26	2,625	2,904,457
Florida - 3.6%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	400	401,164
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,981,300
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	955	962,898
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(c)	300	99,000
Series 02B
6.625%, 5/01/33 (a)(c)	125	41,250
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	265	250,820
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	865	838,721

		4,575,153

Guam - 0.8%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23	500	503,835
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	504,745

		1,008,580

Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	983	768,932
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	445	424,628

		1,193,560

Puerto Rico - 7.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	812,808
5.375%, 7/01/24	1,530	1,563,476
Puerto Rico GO
5.25%, 7/01/23	500	504,575
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,213,229

	Principal Amount (000)	U.S. $ Value
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	3,335	3,517,591
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	300	302,280
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	345	354,184
Univ of Puerto Rico
5.00%, 6/01/22	655	650,625

		8,918,768

Texas - 0.7%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	845	845,161

Washington - 0.8%
Washington St GO
AGM
5.00%, 7/01/28	920	964,988

Total Investments - 99.2% (cost $125,660,773) (d)		125,801,602
Other assets less liabilities - 0.8%		1,026,969

Net Assets - 100.0%		$126,828,571

(a)	Illiquid security.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(c)	Security is in default and is non-income producing.
(d)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,681,337 and gross unrealized depreciation of investments was $(2,540,508), resulting in net unrealized appreciation of $140,829.

As of June 30, 2011, the Fund held 47.0% of net assets in insured bonds (of this amount 12.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$125,801,602	$—	$125,801,602

Total Investments in Securities	—	125,801,602	—	125,801,602
Other Financial Instruments*	—	—	—	—

Total	$—	$125,801,602	$—	$125,801,602

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

June 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 97.9%
Virginia - 74.7%
Albemarle Cnty VA IDA Ed Fac (The Covenant School)
Series 01A
7.75%, 7/15/32	$4,260	$4,281,385
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	1,550	1,562,106
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	134	132,982
Celebrate Virginia North CDA VA
Series 03B
6.60%, 3/01/25	1,194	810,439
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,579,486
Chesterfield Cnty VA IDA (Virginia Elec & Pwr Co.)
Series 02
5.875%, 6/01/17	1,000	1,022,940
Chesterfield Cnty VA IDA PCR (Virginia Elec & Pwr Co.)
Series 02
5.875%, 6/01/17	2,800	2,864,232
Dulles Town Ctr CDA VA
Series 98
6.25%, 3/01/26	1,860	1,809,445
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/28	8,635	9,285,647
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	1,009,520
Fairfax Cnty VA IDA (Inova Health Sys)
5.00%, 5/15/25	1,000	1,057,140
Fairfax Cnty VA Wtr Auth
5.00%, 4/01/32 (Pre-refunded/ETM)	1,355	1,403,116
5.00%, 4/01/32	2,025	2,034,599
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	542,837
Hampton VA Convention Ctr
5.00%, 1/15/35 (Pre-refunded/ETM)	635	679,564
Hampton VA Convention Ctr
5.00%, 1/15/35	4,515	4,518,206
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	2,022,423
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,181,468
Harrisonburg VA IDA (Rockingham Mem Hosp)

	Principal Amount (000)	U.S. $ Value
AMBAC
5.00%, 8/15/22-8/15/25	7,850	7,582,906
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,101,840
Series 2010
5.00%, 7/15/24	6,600	7,569,408
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,283,585
Series 2009
5.00%, 5/01/27	1,200	1,305,876
Isle Wight Cnty VA GO
6.00%, 7/01/27	3,500	3,980,480
James City Cnty VA EDA (James City Cnty Va Lease)
AGM
5.00%, 6/15/22	4,385	4,761,935
James City Cnty VA Swr (Anheuser-busch Cos., Inc.)
Series 97
6.00%, 4/01/32	4,200	4,201,428
Lexington VA Indl Dev Auth (Virginia Military Institute)
Series 2010B
5.00%, 12/01/30	3,885	4,178,590
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,152,722
Montgomery Cnty VA IDA (Montgomery Cnty Va Lease)
5.00%, 2/01/24	2,000	2,150,360
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	250	254,090
New Port CDA VA
5.50%, 9/01/26 (a)	982	509,206
Newport News VA IDA MFHR (Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,887,426
5.65%, 3/20/44	1,660	1,666,939
Norfolk VA Arpt Auth (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	970	879,363
Norfolk VA Arpt Auth (Norfolk VA Intl Airport)
NPFGC-RE Series 01B
5.30%, 7/01/25	10,000	10,000,000
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/25	1,500	1,543,620
Prince William Cnty VA IDA (Woodwind Gables Apt)
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,215,424
Reynolds Crossing CDA VA
5.10%, 3/01/21	2,135	1,994,090
Richmond VA GO
5.00%, 7/15/30	1,000	1,090,950

	Principal Amount (000)	U.S. $ Value
Series 2009A
5.00%, 7/15/27	1,400	1,512,238
AGM Series 05A
5.00%, 7/15/22	2,500	2,748,950
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,069,780
Roanoke VA IDA (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	3,034,620
Suffolk VA GO
5.00%, 2/01/20 (Pre-refunded/ETM)	1,710	2,017,595
5.00%, 8/01/22	2,080	2,402,774
NPFGC
5.00%, 2/01/20	1,290	1,443,149
Upper Occoquan Swr Auth VA
AGM
5.00%, 7/01/25	2,500	2,686,525
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts)
Series 02
5.40%, 4/01/44	2,900	2,924,650
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,114,640
Virginia Biotech Rsch Park Auth
Series 01
5.00%, 9/01/21 (Pre-refunded/ETM)	4,170	4,200,399
Virginia College Bldg Auth
5.00%, 9/01/16 (Pre-refunded/ETM)	220	255,706
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,399,900
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,035,180
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,398,405
Series 05A
5.00%, 9/01/17	5,890	6,625,720
Virginia HDA SFMR (Virginia HDA)
Series 01D
5.40%, 6/01/24	3,155	3,155,473
Series 02B
5.50%, 4/01/27	5,000	5,000,100
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,343,150
Virginia Port Auth (Virginia Lease Port Fund)
Series 02
5.00%, 7/01/27	1,000	1,011,310
5.125%, 7/01/24	4,000	4,105,440
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/27	2,500	2,739,950
Series 2009

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/25	5,845	6,489,411
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	709,056
Watkins Centre CDA VA
5.40%, 3/01/20	583	572,308

		181,104,202

Arizona - 0.4%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	355	296,603
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	628,500

		925,103

California - 1.5%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	880	1,011,595
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,910	2,016,177
Series 2008A
5.50%, 8/15/23	660	684,295

		3,712,067

District of Columbia - 8.4%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,700	4,802,554
District of Columbia Tax Incr
5.25%, 12/01/26	3,860	4,270,935
Metro Washington Arpt Auth VA
Series C
5.125%, 10/01/34	5,130	5,258,917
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (b)	4,300	2,714,504
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,224,460

		20,271,370

Florida - 0.1%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(c)	415	136,950
Series 02B
6.625%, 5/01/33 (a)(c)	180	59,400

		196,350

	Principal Amount (000)	U.S. $ Value
Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	479,990

Illinois - 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	445	424,628
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	325	331,295

		755,923

New York - 1.7%
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,216,181
Series 2007
5.00%, 1/01/23	2,700	2,915,946

		4,132,127

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	405	416,595

Puerto Rico - 9.1%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	829,272
NPFGC
5.50%, 7/01/17	5,000	5,572,950
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	533,230
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	531,600
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	3,290	3,628,969
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,620,527
5.125%, 12/01/27	290	298,166
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	1,760	1,856,360
FGIC Series 03G
5.25%, 7/01/14	1,840	1,940,740
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	340	342,584
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	3,000	3,112,590
Univ of Puerto Rico

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/22	1,740	1,728,377

		21,995,365

Texas - 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,110	1,175,934
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	589,954

		1,765,888

Washington - 0.6%
Washington St GO
AGM
5.00%, 7/01/28	1,335	1,400,282

Total Municipal Obligations (cost $233,503,456)		237,155,262

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (d) (cost $61,678)	61,678	61,678

Total Investments - 97.9% (cost $233,565,134) (e)		237,216,940
Other assets less liabilities - 2.1%		5,016,271

Net Assets - 100.0%		$242,233,211

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$786,684

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Security is in default and is non-income producing.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,633,982 and gross unrealized depreciation of investments was $(2,982,176), resulting in net unrealized appreciation of $3,651,806.

As of June 30, 2011, the Portfolio held 19.3% of net assets in insured bonds (of this amount 0.0% represents the Portfolio's holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$237,155,262	$—	$237,155,262
Short-Term Investments	61,678	—	—	61,678

Total Investments in Securities	61,678	237,155,262	—	237,216,940
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	—	786,684	786,684
Liabilities	—	—	—	—

Total	$61,678	$237,155,262	$786,684	$238,003,624

* Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	786,684	786,684
Transfers out of Level 3	—	—

Balance as of 6/30/11	$786,684	$786,684

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/11	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 24, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 24, 2011